Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net Income	$ 220.8	$ 271.7	$ 88.6
Other Comprehensive Income (Loss), Before Tax:
Net hedging gain (loss) arising during the period	56.7	61.2	(8.9)
Amounts reclassified into net income	(1.2)	(1.3)	(3.2)
Net gain (loss) on cash flow hedging derivative instruments	55.5	59.9	(12.1)
Net gain (loss) on defined benefit pension and other postretirement plans	1.5	(1.3)	(0.5)
Net unrealized loss on available-for-sale debt securities	(0.4)	(0.2)	0.0
Other Comprehensive Income (Loss), Before Tax	56.6	58.4	(12.6)
Income Tax Expense (Benefit) Related to Items of Other Comprehensive Income (Loss)	13.0	13.6	(2.7)
Other Comprehensive Income (Loss), Net of Tax	43.6	44.8	(9.9)
Comprehensive Income	$ 264.4	$ 316.5	$ 78.7